Business combinations - Schedule of Net Assets Acquired (Details) € in Millions	May 10, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Fair value of consideration	€ 5,752
Coca-Cola Amatil Limited
Disclosure of detailed information about business combination [line items]
Intangible assets	4,285
Property, plant and equipment	1,568
Non-current derivative assets	69
Deferred tax assets	9
Other non-current assets	61
Current derivative assets	24
Current tax assets	19
Inventories	455
Amounts receivable from related parties	45
Trade accounts receivable	603
Other current assets	54
Short term investments	256
Cash and cash equivalents	267
Borrowings, less current portion	(1,251)
Employee benefit liabilities	(37)
Non-current provisions	3
Non-current derivative liabilities	(72)
Deferred tax liabilities	(1,185)
Non-current tax liabilities	(6)
Current portion of borrowings	(381)
Current portion of employee benefit liabilities	(1)
Current provisions	(9)
Current derivative liabilities	(35)
Current tax liabilities	(18)
Amounts payable to related parties	(77)
Trade and other payables	(841)
Net identifiable assets acquired	3,799
Non-controlling interest	(228)
Cash flow hedge gains transferred to goodwill relating to business combination	84
Goodwill	2,097
Fair value of consideration	€ 5,752